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                                       SUPPLEMENT DATED OCTOBER 20, 2006 TO THE
                                                  VARIABLE ANNUITY CONTRACT AND
                                                 VARIABLE LIFE INSURANCE POLICY
                                                      PROSPECTUSES LISTED BELOW

This supplement describes changes to the prospectuses dated May 1, 2006 or May 2, 2005, as supplemented, for the below-listed variable annuity contracts and variable life insurance policies issued by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut. This supplement should be read in its entirety and kept together with your prospectus for future reference.

MERGER OF PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Effective on or about October 20, 2006, the principal underwriter and distributor of the contracts and policies, MLI Distribution LLC merged with and into MetLife Investors Distribution Company. MetLife Investors Distribution Company is a wholly-owned subsidiary of MetLife Investors Group, Inc., which in turn is a wholly-owned subsidiary of MetLife, Inc. MetLife Investors Distribution Company's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. It is not anticipated that the merger will have an impact on the distribution of the contracts and policies or the level of compensation paid in connection with such distribution. References in the prospectus and statement of additional information to the principal underwriter and distributor of the contracts and policies shall be deemed to refer to MetLife Investors Distribution Company.

Supplement to the following variable annuity contract prospectuses dated May 1, 2006 (as supplemented):

      Gold Track                         PrimElite II
      Index Annuity                      Protected Equity Portfolio
      MetLife Access Select              Vintage
      Portfolio Architect Select
      PrimElite

Supplement to the following variable life insurance policy prospectuses dated May 2, 2005 (as supplemented):

     Portfolio Architect Life
     VintageLife

Supplement to the following variable life insurance policy prospectuses dated May 1, 2006 (as supplemented):

     Corporate Owned Variable Universal Life Insurance 2000 Policy Corporate Owned Variable Universal Life Insurance III Policy
     Corporate Owned Variable Universal Life Insurance IV Policy
     Corporate Owned Variable Universal Life Insurance Policy
     Corporate Owned Variable Universal Life Insurance Policy - Series 2 Corporate Select Policy